AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
January 31, 2026 (Unaudited)

CORPORATE BONDS - 74.6%	Par	Value
Communication Services - 2.6%
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR USD + 3.90%, 02/28/2057 (a)	$1,485,000	$1,349,494
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062	2,230,000	2,097,092
Rogers Communications, Inc., 7.00% to 04/15/2030 then 5 yr. CMT Rate + 2.65%, 04/15/2055	2,475,000	2,567,248
TELUS Corp.
6.63% to 10/15/2030 then 5 yr. CMT Rate + 2.77%, 10/15/2055	1,515,000	1,549,436
6.38% to 06/09/2031 then 5 yr. CMT Rate + 2.69%, 06/09/2056	1,725,000	1,742,828
Vodafone Group PLC, 4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	2,225,000	2,093,762
		11,399,860

Communications - 0.5%
Bell Telephone Co. of Canada or Bell Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055	2,220,000	2,300,071

Consumer Discretionary - 1.3%
Aptiv Swiss Holdings Ltd., 6.88% to 12/15/2029 then 5 yr. CMT Rate + 3.39%, 12/15/2054	1,095,000	1,143,654
General Motors Financial Co., Inc.
5.75% to 09/30/2027 then 3 mo. LIBOR USD + 3.60%, Perpetual (a)(b)	2,230,000	2,217,204
6.50% to 09/30/2028 then 3 mo. LIBOR USD + 3.44%, Perpetual (a)(b)	1,135,000	1,150,673
5.70% to 09/30/2030 then 5 yr. CMT Rate + 5.00%, Perpetual	1,080,000	1,085,286
		5,596,817

Energy - 9.5%
BP Capital Markets PLC, 4.88% to 06/22/2030 then 5 yr. CMT Rate + 4.40%, Perpetual	5,545,000	5,504,682
Enbridge, Inc.
6.00% to 01/15/2027 then 3 mo. Term SOFR + 4.15%, 01/15/2077	1,630,000	1,640,618
5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	2,230,000	2,228,925
6.25% to 03/01/2028 then 3 mo. Term SOFR + 3.90%, 03/01/2078	1,870,000	1,900,788
5.75% to 07/15/2030 then 5 yr. CMT Rate + 5.31%, 07/15/2080	2,230,000	2,257,186
7.38% to 01/15/2028 then 5 yr. CMT Rate + 3.71%, 01/15/2083	1,135,000	1,169,008
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	2,000,000	2,009,240
6.63% to 02/15/2028 then 3 mo. LIBOR USD + 4.16%, Perpetual (a)	1,165,000	1,178,709
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	835,000	862,846
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	2,700,000	2,700,130
Enterprise Products Operating LLC
5.25% to 08/16/2027 then 3 mo. Term SOFR + 3.29%, 08/16/2077	2,230,000	2,221,261
5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	1,510,000	1,501,953
Phillips 66 Co., 5.88% to 03/15/2031 then 5 yr. CMT Rate + 2.28%, 03/15/2056	2,225,000	2,216,382
Plains All American Pipeline LP, 8.22% (3 mo. Term SOFR + 4.37%), Perpetual (b)	1,740,000	1,736,758
South Bow Canadian Infrastructure Holdings Ltd., 7.63% to 03/01/2030 then 5 yr. CMT Rate + 3.95%, 03/01/2055	1,000,000	1,042,478
TransCanada PipeLines Ltd., 7.00% to 06/01/2030 then 5 yr. CMT Rate + 2.61%, 06/01/2065	1,645,000	1,699,622
Transcanada Trust
5.88% to 08/15/2026 then 3 mo. LIBOR USD + 4.64%, 08/15/2076 (a)	2,610,000	2,616,199
5.30% to 03/15/2027 then 3 mo. LIBOR USD + 3.21%, 03/15/2077 (a)	3,285,000	3,293,107
5.50% to 09/15/2029 then SOFR + 4.42%, 09/15/2079	2,450,000	2,444,329
5.60% to 03/07/2032 then 5 yr. CMT Rate + 3.99%, 03/07/2082	1,725,000	1,717,284
		41,941,505

Financials - 42.4% (c)
Aegon Ltd., 5.50% to 04/11/2028 then 6 mo. LIBOR USD + 3.54%, 04/11/2048 (a)	1,790,000	1,811,385
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	1,700,000	1,779,662
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	1,135,000	1,167,161
Ally Financial, Inc.
4.70% to 05/15/2026 then 5 yr. CMT Rate + 3.87%, Perpetual (b)	3,030,000	3,011,563
4.70% to 05/15/2028 then 7 yr. CMT Rate + 3.48%, Perpetual	2,225,000	2,132,683
American Express Co., 3.55% to 09/15/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	3,515,000	3,478,264
American International Group, Inc., 5.75% (3 mo. LIBOR USD + 2.87%), 04/01/2048 (a)	720,000	734,347
American National Group, Inc., 7.00% to 12/01/2030 then 5 yr. CMT Rate + 3.18%, 12/01/2055	1,125,000	1,136,149
Aon Corp., 8.21%, 01/01/2027	1,200,000	1,242,614
Assurant, Inc., 7.00% to 03/27/2028 then 3 mo. LIBOR USD + 4.14%, 03/27/2048 (a)	885,000	911,211
BAC Capital Trust XIV, 4.38% (3 mo. Term SOFR + 0.66%), Perpetual	555,000	456,192
Bank of America Corp.
6.30% to 03/10/2026 then 3 mo. Term SOFR + 4.81%, Perpetual	1,215,000	1,218,288
4.38% to 01/27/2027 then 5 yr. CMT Rate + 2.76%, Perpetual	1,995,000	1,984,742
6.13% to 04/27/2027 then 5 yr. CMT Rate + 3.23%, Perpetual	2,430,000	2,461,160
5.88% to 03/15/2028 then 3 mo. Term SOFR + 3.19%, Perpetual	2,665,000	2,697,897
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	3,635,000	3,776,823
6.25% to 07/26/2030 then 5 yr. CMT Rate + 2.35%, Perpetual	2,950,000	3,002,660
Bank of New York Mellon Corp.
3.70% to 03/20/2026 then 5 yr. CMT Rate + 3.35%, Perpetual	1,330,000	1,327,359
4.63% to 09/20/2026 then 3 mo. Term SOFR + 3.39%, Perpetual	2,215,000	2,206,437
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	2,830,000	2,784,082
6.30% to 03/20/2030 then 5 yr. CMT Rate + 2.30%, Perpetual (b)	1,135,000	1,174,063
5.95% to 12/20/2030 then 5 yr. CMT Rate + 2.27%, Perpetual	1,085,000	1,102,263
Capital One Financial Corp.
3.95% to 09/01/2026 then 5 yr. CMT Rate + 3.16%, Perpetual (b)	2,230,000	2,213,509
5.50% to 10/30/2027 then 3 mo. Term SOFR + 3.34%, Perpetual	1,300,000	1,304,510
Charles Schwab Corp.
4.00% to 06/01/2026 then 5 yr. CMT Rate + 3.17%, Perpetual	4,540,000	4,521,906
5.00% to 06/01/2027 then 5 yr. CMT Rate + 3.26%, Perpetual	1,640,000	1,642,558
5.00% to 12/01/2027 then 3 mo. LIBOR USD + 2.58%, Perpetual (a)	1,090,000	1,084,138
4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	4,930,000	4,625,032
Citigroup, Inc.
3.88% to 02/18/2026 then 5 yr. CMT Rate + 3.42%, Perpetual	2,450,000	2,446,051
6.25% to 08/15/2026 then 3 mo. Term SOFR + 4.78%, Perpetual	1,660,000	1,669,807
4.15% to 11/15/2026 then 5 yr. CMT Rate + 3.00%, Perpetual	1,070,000	1,062,776
7.38% to 05/15/2028 then 5 yr. CMT Rate + 3.21%, Perpetual (b)	1,385,000	1,434,137
7.63% to 11/15/2028 then 5 yr. CMT Rate + 3.21%, Perpetual	1,660,000	1,740,585
7.20% to 05/15/2029 then 5 yr. CMT Rate + 2.91%, Perpetual	615,000	637,759
7.13% to 08/15/2029 then 5 yr. CMT Rate + 2.69%, Perpetual	1,920,000	1,987,158
6.75% to 02/15/2030 then 5 yr. CMT Rate + 2.57%, Perpetual	1,660,000	1,692,792
6.95% to 02/15/2030 then 5 yr. CMT Rate + 2.73%, Perpetual	2,215,000	2,281,733
6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual	2,900,000	2,962,513
6.63% to 02/15/2031 then 5 yr. CMT Rate + 3.00%, Perpetual	2,750,000	2,800,254
Citizens Financial Group, Inc.
6.91% (3 mo. Term SOFR + 3.26%), Perpetual	675,000	674,858
7.07% (3 mo. Term SOFR + 3.42%), Perpetual	675,000	671,754
4.00% to 10/06/2026 then 5 yr. CMT Rate + 3.22%, Perpetual	675,000	670,991
Corebridge Financial, Inc.
6.88% to 12/01/2030 then 5 yr. CMT Rate + 3.18%, Perpetual	1,125,000	1,168,839
6.88% (5 yr. CMT Rate + 3.85%), 12/15/2052	2,215,000	2,274,891
Enstar Finance LLC, 5.50% (5 yr. CMT Rate + 4.01%), 01/15/2042	1,135,000	1,127,499
Fifth Third Bancorp, 6.97% (3 mo. Term SOFR + 3.29%), Perpetual	1,370,000	1,374,029
First Citizens BancShares, Inc.
7.96% (3 mo. Term SOFR + 4.23%), Perpetual (b)	740,000	756,268
7.00% to 12/15/2030 then 5 yr. CMT Rate + 3.30%, Perpetual	1,125,000	1,150,252
Goldman Sachs Group, Inc.
7.19% to 02/10/2030 then 5 yr. CMT Rate + 2.85%, Perpetual	805,000	805,398
7.38% to 08/10/2029 then 5 yr. CMT Rate + 3.62%, Perpetual	1,145,000	1,145,231
7.56% to 02/10/2030 then 5 yr. CMT Rate + 3.22%, Perpetual	1,285,000	1,285,300
3.80% to 05/10/2026 then 5 yr. CMT Rate + 2.97%, Perpetual	1,450,000	1,442,002
3.65% to 08/10/2026 then 5 yr. CMT Rate + 2.92%, Perpetual	1,640,000	1,625,267
4.13% to 11/10/2026 then 5 yr. CMT Rate + 2.95%, Perpetual	1,640,000	1,626,633
5.30% to 11/10/2026 then 3 mo. Term SOFR + 4.10%, Perpetual	1,405,000	1,407,403
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	4,185,000	4,361,474
HA Sustainable Infrastructure Capital, Inc., 8.00% to 06/01/2031 then 5 yr. CMT Rate + 4.30%, 06/01/2056	1,125,000	1,180,125
Huntington Bancshares, Inc.
4.45% to 10/15/2027 then 7 yr. CMT Rate + 4.05%, Perpetual	1,080,000	1,064,712
5.63% to 07/15/2030 then 10 yr. CMT Rate + 4.95%, Perpetual	1,135,000	1,153,697
6.25% to 10/15/2030 then 5 yr. CMT Rate + 2.65%, Perpetual	1,705,000	1,704,703
JPMorgan Chase & Co.
6.41% (3 mo. Term SOFR + 2.75%), Perpetual	2,665,000	2,674,458
6.51% (3 mo. Term SOFR + 2.84%), Perpetual (b)	2,285,000	2,306,287
3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	3,630,000	3,626,844
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	5,435,000	5,655,232
KeyCorp, 5.00% to 09/15/2026 then 3 mo. Term SOFR + 3.87%, Perpetual	1,180,000	1,175,729
M&T Bank Corp.
7.30% to 08/01/2029 then 5 yr. CMT Rate + 3.17%, Perpetual	835,000	835,000
3.50% to 09/01/2026 then 5 yr. CMT Rate + 2.68%, Perpetual	1,135,000	1,114,762
5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	1,135,000	1,133,207
Mellon Capital IV, 4.52% (3 mo. Term SOFR + 0.83%), Perpetual	1,060,000	889,787
MetLife, Inc., 5.88% to 03/15/2028 then 3 mo. Term SOFR + 3.22%, Perpetual	1,135,000	1,154,655
Morgan Stanley
7.14% (3 mo. Term SOFR + 3.42%), Perpetual	675,000	675,755
5.88%, Perpetual (b)(d)	835,000	831,331
National Rural Utilities Cooperative Finance Corp.
5.25% to 04/20/2026 then 3 mo. LIBOR USD + 3.63%, 04/20/2046 (a)(b)	805,000	804,392
7.13% to 09/15/2028 then 5 yr. CMT Rate + 3.53%, 09/15/2053	900,000	943,722
Northern Trust Corp., 4.60% to 10/01/2026 then 3 mo. Term SOFR + 3.46%, Perpetual	1,065,000	1,062,797
PartnerRe Finance B LLC, 4.50% to 10/01/2030 then 5 yr. CMT Rate + 3.82%, 10/01/2050	1,135,000	1,072,275
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	3,285,000	3,234,235
5.00% to 11/01/2026 then 3 mo. Term SOFR + 3.56%, Perpetual	1,195,000	1,199,702
6.00% to 05/15/2027 then 5 yr. CMT Rate + 3.00%, Perpetual	2,215,000	2,229,216
6.20% to 09/15/2027 then 5 yr. CMT Rate + 3.24%, Perpetual	2,810,000	2,852,923
6.25% to 03/15/2030 then 7 yr. CMT Rate + 2.81%, Perpetual	3,305,000	3,413,523
Prudential Financial, Inc.
4.50% to 09/15/2027 then 3 mo. LIBOR USD + 2.38%, 09/15/2047 (a)	1,640,000	1,620,446
5.70% to 09/15/2028 then 3 mo. LIBOR USD + 2.67%, 09/15/2048 (a)	2,230,000	2,259,539
3.70% to 10/01/2030 then 5 yr. CMT Rate + 3.04%, 10/01/2050	1,760,000	1,642,616
5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	2,250,000	2,222,265
State Street Corp.
6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	3,285,000	3,407,392
6.70% to 09/15/2029 then 5 yr. CMT Rate + 2.63%, Perpetual	1,875,000	1,961,672
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	1,640,000	1,695,193
Truist Financial Corp.
6.67% to 09/01/2029 then 5 yr. CMT Rate + 3.00%, Perpetual	3,740,000	3,746,044
5.13% to 12/15/2027 then 3 mo. Term SOFR + 3.05%, Perpetual	1,080,000	1,080,212
5.10% to 09/01/2030 then 10 yr. CMT Rate + 4.35%, Perpetual (b)	2,210,000	2,224,361
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual (b)	3,305,000	3,259,009
5.30% to 04/15/2027 then 3 mo. Term SOFR + 3.18%, Perpetual	2,230,000	2,232,143
USB Capital IX, 4.95% (3 mo. Term SOFR + 1.28%), Perpetual	1,510,000	1,216,810
Voya Financial, Inc., 4.70% (3 mo. LIBOR USD + 2.08%), 01/23/2048 (a)	780,000	747,259
Wells Fargo & Co.
3.90% to 03/15/2026 then 5 yr. CMT Rate + 3.45%, Perpetual	7,800,000	7,791,357
6.85% to 09/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual (b)	4,415,000	4,617,404
		186,985,103

Health Care - 1.4%
CVS Health Corp., 7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	4,980,000	5,212,297
DENTSPLY SIRONA, Inc., 8.38% to 09/12/2030 then 5 yr. CMT Rate + 4.38%, 09/12/2055 (b)	1,175,000	1,159,848
		6,372,145

Industrials - 0.4%
Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	675,000	671,666
4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual	675,000	668,716
6.00% to 12/15/2029 then 5 yr. CMT Rate + 2.56%, Perpetual	675,000	649,781
		1,990,163

Materials - 0.3%
FMC Corp., 8.45% to 11/01/2030 then 5 yr. CMT Rate + 4.37%, 11/01/2055 (b)	1,700,000	1,363,449

Utilities - 16.2%
AES Corp.
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	2,115,000	2,144,470
6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055	1,120,000	1,094,892
Algonquin Power & Utilities Corp., 4.75% to 04/18/2027 then 5 yr. CMT Rate + 3.25%, 01/18/2082	1,640,000	1,628,096
Alliant Energy Corp., 5.75% to 04/01/2031 then 5 yr. CMT Rate + 2.08%, 04/01/2056	1,640,000	1,628,080
American Electric Power Co., Inc.
7.05% to 12/15/2029 then 5 yr. CMT Rate + 2.75%, 12/15/2054	900,000	942,153
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	3,355,000	3,355,668
3.88% to 02/15/2027 then 5 yr. CMT Rate + 2.68%, 02/15/2062	1,640,000	1,616,416
Brookfield Infrastructure Finance ULC, 6.75% to 03/15/2030 then 5 yr. CMT Rate + 2.45%, 03/15/2055	675,000	681,139
CenterPoint Energy, Inc.
7.00% to 02/15/2030 then 5 yr. CMT Rate + 3.25%, 02/15/2055	835,000	875,442
6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	1,080,000	1,108,891
5.95% to 04/01/2031 then 5 yr. CMT Rate + 2.22%, 04/01/2056	1,500,000	1,511,468
CMS Energy Corp.
4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,135,000	1,121,139
3.75% to 12/01/2030 then 5 yr. CMT Rate + 2.90%, 12/01/2050	830,000	765,577
Dominion Energy, Inc.
4.35% to 04/15/2027 then 5 yr. CMT Rate + 3.20%, Perpetual	1,640,000	1,628,227
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055	2,230,000	2,322,414
6.00% to 02/15/2031 then 5 yr. CMT Rate + 2.26%, 02/15/2056	3,180,000	3,214,286
Duke Energy Corp., 3.25% to 01/15/2027 then 5 yr. CMT Rate + 2.32%, 01/15/2082	1,135,000	1,106,698
Edison International
5.38% to 03/15/2026 then 5 yr. CMT Rate + 4.70%, Perpetual	925,000	922,685
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	1,140,000	1,179,763
7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054	1,030,000	1,072,792
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR USD + 5.44%, 06/15/2076 (a)	2,685,000	2,703,341
Entergy Corp.
7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	2,700,000	2,826,706
5.88% to 06/15/2031 then 5 yr. CMT Rate + 2.18%, 06/15/2056	1,375,000	1,376,335
EUSHI Finance, Inc., 6.25% to 04/01/2031 then 5 yr. CMT Rate + 2.51%, 04/01/2056	1,700,000	1,707,157
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	1,135,000	1,167,807
Nevada Power Co., 6.25% to 05/15/2030 then 5 yr. CMT Rate + 1.94%, 05/15/2055	675,000	682,561
NextEra Energy Capital Holdings, Inc.
6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	2,210,000	2,281,757
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	3,285,000	3,392,771
4.80% to 12/01/2027 then 3 mo. LIBOR USD + 2.41%, 12/01/2077 (a)	1,260,000	1,248,654
5.65% to 05/01/2029 then 3 mo. LIBOR USD + 3.16%, 05/01/2079 (a)	1,080,000	1,091,749
3.80% to 03/15/2027 then 5 yr. CMT Rate + 2.55%, 03/15/2082	1,355,000	1,332,110
NiSource, Inc.
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	1,080,000	1,124,822
5.75% to 07/15/2031 then 5 yr. CMT Rate + 2.04%, 07/15/2056 (b)	2,225,000	2,237,690
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	1,900,000	1,951,308
PG&E Corp., 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	3,285,000	3,390,281
Sempra
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	2,215,000	2,194,461
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	2,465,000	2,526,748
6.63% to 04/01/2030 then 5 yr. CMT Rate + 2.35%, 04/01/2055	835,000	847,012
6.38% to 04/01/2031 then 5 yr. CMT Rate + 2.63%, 04/01/2056 (b)	1,730,000	1,769,873
Sierra Pacific Power Co., 6.20% to 12/15/2030 then 5 yr. CMT Rate + 2.55%, 12/15/2055 (b)	955,000	950,284
Southern Co., 3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051	2,230,000	2,212,840
Spire, Inc., 6.25% to 06/01/2031 then 5 yr. CMT Rate + 2.56%, 06/01/2056	1,000,000	996,526
WEC Energy Group, Inc., 5.63% to 05/15/2031 then 5 yr. CMT Rate + 1.91%, 05/15/2056	1,375,000	1,382,347
		71,315,436
TOTAL CORPORATE BONDS (Cost $327,013,627)		329,264,549

PREFERRED STOCKS - 23.7%	Shares	Value
Communications - 0.2%
T-Mobile USA, Inc., 6.25%, 09/01/2069 (b)	34,658	871,649

Consumer Discretionary - 0.3%
Brunswick Corp., 6.38%, 04/15/2049	16,941	421,153
Dillard's Capital Trust I, 7.50%, 08/01/2038	18,550	484,155
QVC, Inc.	–	$–
6.25%, 11/26/2068	46,000	381,800
6.38%, 09/13/2067	20,000	168,800
		1,455,908

Consumer Staples - 0.8%
CHS, Inc.	–	$–
Series 2, 7.10% (3 mo. Term SOFR + 4.56%), Perpetual	38,979	992,016
Series 3, 6.75% (3 mo. Term SOFR + 4.42%), Perpetual	45,723	1,146,733
Series 4, 7.50%, Perpetual	48,044	1,242,898
		3,381,647

Energy - 0.4%
GasLog Partners LP, Series A, 8.63% to 06/15/2027 then 3 mo. LIBOR USD + 6.31%, Perpetual (a)	11,805	302,918
NGL Energy Partners LP, Series B, 11.15% (3 mo. Term SOFR + 7.47%), Perpetual	29,201	711,628
Seapeak LLC	–	$–
9.00%, Perpetual	11,423	291,743
Series B, 8.50% to 10/15/2027 then 3 mo. LIBOR USD + 6.24%, Perpetual (a)	15,292	395,757
		1,702,046

Financials - 20.3% (c)
ACRES Commercial Realty Corp., Series C, 9.59% (3 mo. Term SOFR + 5.93%), Perpetual	11,129	277,112
Adamas Trust, Inc.	–	$–
9.88%, 10/01/2030	8,557	218,974
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR USD + 5.70%, Perpetual (a)	14,183	317,132
Series E, 11.28% (3 mo. LIBOR USD + 6.43%), Perpetual (a)	15,454	391,913
Series F, 6.88% to 10/15/2026 then SOFR + 6.13%, Perpetual	13,300	308,161
AGNC Investment Corp.	–	$–
Series C, 9.03% (3 mo. Term SOFR + 5.37%), Perpetual	30,170	771,749
Series D, 8.27% (3 mo. Term SOFR + 4.59%), Perpetual	21,822	544,677
Series E, 8.91% (3 mo. Term SOFR + 5.25%), Perpetual	37,382	952,493
Series F, 8.62% (3 mo. Term SOFR + 4.96%), Perpetual	53,381	1,340,931
Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual	13,910	349,280
Allstate Corp., 7.09% (3 mo. Term SOFR + 3.43%), 01/15/2053	43,700	1,141,444
Annaly Capital Management, Inc.	–	$–
Series F, 8.91% (3 mo. Term SOFR + 5.25%), Perpetual (b)	62,857	1,626,111
Series G, 8.09% (3 mo. Term SOFR + 4.43%), Perpetual	39,443	990,019
Series I, 8.91% (3 mo. Term SOFR + 5.25%), Perpetual	41,075	1,052,752
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual	26,333	589,069
Associated Banc-Corp., 6.63% to 03/01/2028 then 5 yr. CMT Rate + 2.81%, 03/01/2033	27,850	695,136
Athene Holding Ltd.	–	$–
7.25% to 3/30/2029 then 5 yr. CMT Rate + 2.99%, 03/30/2064	53,381	1,349,472
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR USD + 4.25%, Perpetual (a)	75,596	1,873,269
Series E, 7.75% to 0 then 5 yr. CMT Rate + 3.96%, Perpetual	46,428	1,200,628
Atlantic Union Bankshares Corp., Series A, 6.88%, Perpetual	14,175	349,130
Atlanticus Holdings Corp.	–	$–
6.13%, 11/30/2026	13,733	342,089
Series *, 9.25%, 01/31/2029	15,351	392,218
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual	47,646	1,200,679
Bank of America Corp.	–	$–
Series 02, 4.73% (3 mo. Term SOFR + 0.91%), Perpetual (b)	13,031	256,450
Series 4, 4.83% (3 mo. Term SOFR + 1.01%), Perpetual	8,677	182,043
Series 5, 4.63% (3 mo. Term SOFR + 0.76%), Perpetual	18,116	358,697
Series E, 4.46% (3 mo. Term SOFR + 0.61%), Perpetual (b)	13,566	273,626
Series GG, 6.00%, Perpetual (b)	63,288	1,592,959
Series HH, 5.88%, Perpetual	39,616	990,796
Series K*, 6.45% (3 mo. LIBOR USD + 1.33%), 12/15/2066 (a)	49,206	1,270,007
Bank of New York Mellon Corp., Series K, 6.15% to 03/20/2030 then 5 yr. CMT Rate + 2.16%, Perpetual	46,428	1,195,985
BRC Group Holdings, Inc.	–	$–
5.25%, 08/31/2028	37,390	583,284
5.00%, 12/31/2026	19,218	440,861
6.50%, 09/30/2026	16,745	397,191
6.00%, 01/31/2028	20,600	355,556
5.50%, 03/31/2026	9,433	235,448
Charles Schwab Corp., Series D, 5.95%, Perpetual	65,627	1,662,332
Chimera Investment Corp.	–	$–
8.88%, 08/15/2030	11,076	276,125
Series B, 9.74% (3 mo. Term SOFR + 6.05%), Perpetual	30,170	711,409
Series C, 8.69% (3 mo. Term SOFR + 5.00%), Perpetual	24,143	530,180
Series D, 9.29% (3 mo. Term SOFR + 5.60%), Perpetual	18,550	431,658
CION Investment Corp., 7.50%, 12/30/2029	13,858	351,300
Citizens Financial Group, Inc., Series I, 6.50% to 10/06/2030 then 5 yr. CMT Rate + 2.63%, Perpetual	35,090	896,550
Comerica, Inc., Series B, 6.88% to 10/01/2030 then 5 yr. CMT Rate + 3.13%, Perpetual	35,090	903,568
Compass Diversified Holdings, Series B, 7.88% to 04/30/2028 then 3 mo. LIBOR USD + 4.99%, Perpetual (a)	17,473	346,315
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual	10,630	261,073
Crescent Capital BDC, Inc., 5.00%, 05/25/2026 (e)	10,361	258,818
Dynex Capital, Inc., Series C, 9.38% (3 mo. Term SOFR + 5.72%), Perpetual	9,526	246,342
Ellington Financial, Inc.	–	$–
10.05% (3 mo. LIBOR USD + 5.20%), Perpetual (a)	10,665	267,478
Series B, 6.25% to 1/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	11,177	270,485
Series C, 8.63% to 4/30/2028 then 5 yr. CMT Rate + 5.13%, Perpetual	9,278	236,867
Fifth Third Bancorp	–	$–
Series A, 6.00%, Perpetual (b)	18,464	453,845
Series I, 7.97% to 12/31/2025 then 3 mo. Term SOFR + 3.97%, Perpetual	41,764	1,069,158
First Horizon Corp., Series E, 6.50%, Perpetual	12,393	309,825
Flagstar Bank NA, Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR USD + 3.82%, Perpetual (a)	47,821	1,086,493
Gladstone Investment Corp.	–	$–
7.88%, 02/01/2030	11,743	300,973
4.88%, 11/01/2028	12,476	298,925
5.00%, 05/01/2026	11,858	296,213
Goldman Sachs Group, Inc.	–	$–
Series A, 4.88% (3 mo. Term SOFR + 1.01%), Perpetual	69,360	1,397,604
Series C, 4.88% (3 mo. Term SOFR + 1.01%), Perpetual (b)	18,434	375,869
Series D, 4.80% (3 mo. Term SOFR + 0.93%), Perpetual	116,156	2,337,059
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	19,081	388,680
Hartford Insurance Group, Inc., Series G, 6.00%, Perpetual	32,022	804,393
Huntington Bancshares, Inc., Series J, 6.88% to 04/15/2028 then 5 yr. CMT Rate + 2.70%, Perpetual	30,170	764,809
Invesco Mortgage Capital, Inc., Series C, 7.50% to 09/27/2027 then 3 mo. LIBOR USD + 5.29%, Perpetual (a)	16,305	405,995
Jackson Financial, Inc., 8.00% to 03/30/2028 then 5 yr. CMT Rate + 3.73%, Perpetual	48,602	1,268,998
JPMorgan Chase & Co.	–	$–
Series DD, 5.75%, Perpetual (b)	120,391	3,009,775
Series EE, 6.00%, Perpetual	134,391	3,377,246
Kemper Corp., 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062	13,910	331,267
KeyCorp	–	$–
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual	52,200	1,321,704
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual	46,428	1,168,593
M&T Bank Corp., Series H, 5.63% to 12/15/2026 then 3 mo. Term SOFR + 4.28%, Perpetual	23,214	581,743
Merchants Bancorp, 8.25% to 10/01/2027 then 5 yr. CMT Rate + 4.34%, Perpetual	13,237	338,602
MetLife, Inc., Series A, 4.98% (3 mo. Term SOFR + 1.26%), Perpetual	55,700	1,213,146
MFA Financial, Inc.	–	$–
8.88%, 02/15/2029	10,665	267,691
Series C, 9.27% (3 mo. Term SOFR + 5.61%), Perpetual	25,533	592,366
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual	10,665	272,064
Morgan Stanley	–	$–
Series A, 4.63% (3 mo. Term SOFR + 0.96%), Perpetual	96,142	1,961,297
Series E, 7.13% (3 mo. LIBOR USD + 432.00%), Perpetual (a)	75,596	1,930,722
Series F, 6.88% (3 mo. LIBOR USD + 394.00%), Perpetual (a)	74,413	1,878,928
Series I, 6.38% (3 mo. LIBOR USD + 370.80%), Perpetual (a)	87,856	2,220,121
Series K, 5.85% (3 mo. LIBOR USD + 349.10%), Perpetual (a)(b)	87,856	2,163,015
New Mountain Finance Corp., 8.25%, 11/15/2028	10,665	268,118
Old National Bancorp	–	$–
Series A, 7.00%, Perpetual	9,999	252,475
Series C, 7.00%, Perpetual	11,381	286,801
PennyMac Mortgage Investment Trust	–	$–
9.00%, 02/15/2030	16,019	403,999
9.00%, 06/15/2030	9,720	247,957
Pinnacle Financial Partners, Inc., Series C, 6.75%, Perpetual	19,594	487,499
Ready Capital Corp.	–	$–
5.75%, 02/15/2026	12,247	305,195
9.00%, 12/15/2029	12,054	253,857
Redwood Trust, Inc., 9.50%, 12/01/2030	7,180	179,787
Regions Financial Corp.	–	$–
6.95% to 9/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual	46,428	1,181,593
Series C, 5.70% to 8/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual	46,428	1,147,236
Reinsurance Group of America, Inc.	–	$–
7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	61,477	1,564,590
5.75% to 6/15/2026 then 3 mo. LIBOR USD + 4.04%, 06/15/2056 (a)	37,122	928,792
Rithm Capital Corp.	–	$–
Series A, 9.92% (3 mo. Term SOFR + 6.06%), Perpetual	9,768	246,154
Series B, 9.75% (3 mo. Term SOFR + 5.90%), Perpetual	26,115	656,531
Series C, 9.08% (3 mo. Term SOFR + 5.23%), Perpetual	36,928	905,105
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	43,152	1,064,560
Series F, 8.75% to 2/15/2031 then 5 yr. CMT Rate + 5.01%, Perpetual	23,000	569,710
Saratoga Investment Corp., Series 2027, 6.00%, 04/30/2027	9,788	243,917
SiriusPoint Ltd., Series B, 8.00% to 02/26/2026 then 5 yr. CMT Rate + 7.30%, Perpetual	18,550	471,170
State Street Corp., Series G, 5.35% (3 mo. LIBOR USD + 370.90%), Perpetual (a)	46,428	1,087,808
Synchrony Financial, Series B, 8.25% to 05/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual	41,956	1,090,017
Trinity Capital, Inc.	–	$–
7.88%, 09/30/2029	11,052	280,721
7.88%, 03/30/2029	10,825	274,197
Truist Financial Corp., Series I, 4.00% (3 mo. Term SOFR + 0.79%), Perpetual	16,019	319,739
Two Harbors Investment Corp.	–	$–
9.38%, 08/15/2030	10,665	271,851
Series A, 8.13% to 4/27/2027 then 3 mo. LIBOR USD + 5.66%, Perpetual (a)	11,722	289,065
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR USD + 5.35%, Perpetual (a)	23,577	581,409
Series C, 8.93% (3 mo. Term SOFR + 5.27%), Perpetual	22,412	558,955
US Bancorp	–	$–
Series A, 4.95% (3 mo. Term SOFR + 1.28%), Perpetual	1,279	995,638
Series B*, 4.53% (3 mo. Term SOFR + 0.86%), Perpetual	87,356	1,688,591
Valley National Bancorp	–	$–
Series A, 7.77% (3 mo. Term SOFR + 4.11%), Perpetual	10,665	268,758
Series B, 7.53% (3 mo. Term SOFR + 3.84%), Perpetual	9,282	233,628
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual	27,850	678,983
WesBanco, Inc., Series B, 7.38% to 10/01/2030 then 5 yr. CMT Rate + 3.80%, Perpetual (b)	17,418	445,901
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual	27,850	645,563
		89,620,830

Industrials - 0.2%
FTAI Aviation Ltd., Series C, 8.25% to 06/15/2026 then 5 yr. CMT Rate + 7.38%, Perpetual	9,745	248,887
Triton International Ltd.	–	$–
7.38%, Perpetual	14,559	362,810
8.00%, Perpetual	13,331	337,808
		949,505

Information Technology - 0.0% (f)
Soluna Holdings, Inc., Series A, 9.00%, Perpetual	11,475	115,324

Real Estate - 0.1%
Global Net Lease, Inc., Series D, 7.50%, Perpetual	16,993	419,557

Utilities - 1.4%
Algonquin Power & Utilities Corp., Series 19-A, 8.53% (3 mo. LIBOR USD + 4.01%), 07/01/2079 (a)	32,486	840,088
Duke Energy Corp.	–	$–
5.63%, 09/15/2078	46,241	1,138,453
Series A, 5.75%, Perpetual	87,856	2,215,728
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual (b)	10,568	265,680
Spire, Inc., Series A, 5.90%, Perpetual	23,000	575,000
Tennessee Valley Authority	–	$–
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029	19,340	473,830
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	23,803	579,841
		6,088,620
TOTAL PREFERRED STOCKS (Cost $99,395,816)		104,605,086

U.S. GOVERNMENT AGENCY ISSUES - 0.7%	Par	Value
CoBank ACB
4.25% to 01/01/2027 then 5 yr. CMT Rate + 3.05%, Perpetual	900,000	884,667
6.45% to 10/01/2027 then 5 yr. CMT Rate + 3.49%, Perpetual	835,000	841,528
7.25% to 07/01/2029 then 5 yr. CMT Rate + 2.88%, Perpetual	675,000	690,463
7.13% to 01/01/2030 then 5 yr. CMT Rate + 2.82%, Perpetual	675,000	698,076
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,094,960)		3,114,734

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (g)	27,916,729	27,916,729
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $27,916,729)		27,916,729

MONEY MARKET FUNDS - 1.2%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.61% (g)	5,217,737	5,217,737
TOTAL MONEY MARKET FUNDS (Cost $5,217,737)		5,217,737

TOTAL INVESTMENTS - 106.5% (Cost $462,638,869)		470,118,835
Liabilities in Excess of Other Assets - (6.5)%		(28,605,833)
TOTAL NET ASSETS - 100.0%		$441,513,002

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $27,313,031.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of January 31, 2026.

(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

AAM Low Duration Preferred and Income Securities ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$329,264,549	$–	$329,264,549
Preferred Stocks	104,605,086	–	–	104,605,086
U.S. Government Agency Issues	–	3,114,734	–	3,114,734
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	27,916,729
Money Market Funds	5,217,737	–	–	5,217,737
Total Investments	$109,822,823	$332,379,283	$–	$470,118,835

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $27,916,729 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

AAM Low Duration Preferred and Income Securities ETF - Transactions with Affiliates
	Value as of October 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of January 31, 2026	Shares as of January 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Crescent Capital BDC, Inc.	$283,521	$–	$(24,944)	$1,430	$(1,343)	$258,818	10,361	$3,520	$–
	$–	$–	$(24,944)	$1,430	$(1,343)	$258,818	10,361	$3,520	$–